Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	22,105	23,002	25,533
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Commissions and fees	13,073	12,952	14,078
Trading revenues	1,195	5,020	9,338
Other revenues	2,548	1,820	1,429
Net revenues	23,966	26,225	31,386
Provision for credit losses	170	187	(79)
Compensation and benefits	12,530	13,213	14,599
General and administrative expenses	7,310	7,372	7,231
Commission expenses	1,775	1,992	2,148
Total other operating expenses	9,085	9,364	9,379
Total operating expenses	21,615	22,577	23,978
Income from continuing operations before taxes	2,181	3,461	7,487
Income tax expense	496	671	1,548
Income from continuing operations	1,685	2,790	5,939
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,685	2,790	5,920
Net income/(loss) attributable to noncontrolling interests	336	837	822
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations	1,349	1,953	5,117
of which from discontinued operations	0	0	(19)
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,435	7,501	8,897
Interest expense	(4,431)	(4,670)	(5,454)
Net interest income	3,004	2,831	3,443
Commissions and fees	4,090	3,509	4,403
Trading revenues	1,555	(1,673)	667
Other revenues	891	1,267	1,081
Net revenues	9,540	5,934	9,594
Provision for credit losses	(5)	7	13
Compensation and benefits	3,676	3,736	4,177
General and administrative expenses	2,070	1,674	1,883
Commission expenses	256	267	307
Total other operating expenses	2,326	1,941	2,190
Total operating expenses	6,002	5,677	6,367
Income from continuing operations before taxes	3,543	250	3,214
Income tax expense	1,321	(288)	952
Income from continuing operations	2,222	538	2,262
Income/(loss) from discontinued operations, net of tax			0
Net income	2,222	538	2,262
Net income/(loss) attributable to noncontrolling interests	281	734	592
Net income attributable to shareholders	1,941	(196)	1,670
of which from continuing operations			1,670
of which from discontinued operations			0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	14,124	14,936	16,088
Interest expense	(10,311)	(11,753)	(13,341)
Net interest income	3,813	3,183	2,747
Commissions and fees	8,808	9,165	9,416
Trading revenues	(227)	6,413	8,547
Other revenues	1,599	492	229
Net revenues	13,993	19,253	20,939
Provision for credit losses	93	116	(134)
Compensation and benefits	8,770	9,452	10,524
General and administrative expenses	5,198	5,733	5,413
Commission expenses	1,502	1,701	1,814
Total other operating expenses	6,700	7,434	7,227
Total operating expenses	15,470	16,886	17,751
Income from continuing operations before taxes	(1,570)	2,251	3,322
Income tax expense	(843)	747	355
Income from continuing operations	(727)	1,504	2,967
Income/(loss) from discontinued operations, net of tax			(19)
Net income	(727)	1,504	2,948
Net income/(loss) attributable to noncontrolling interests	(881)	167	210
Net income attributable to shareholders	154	1,337	2,738
of which from continuing operations			2,757
of which from discontinued operations			(19)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	21,559	22,437	24,985
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190
Commissions and fees	12,898	12,674	13,819
Trading revenues	1,328	4,740	9,214
Other revenues	2,490	1,759	1,310
Net revenues	23,533	25,187	30,533
Provision for credit losses	88	123	(121)
Compensation and benefits	12,446	13,188	14,701
General and administrative expenses	7,268	7,407	7,296
Commission expenses	1,758	1,968	2,121
Total other operating expenses	9,026	9,375	9,417
Total operating expenses	21,472	22,563	24,118
Income from continuing operations before taxes	1,973	2,501	6,536
Income tax expense	478	459	1,307
Income from continuing operations	1,495	2,042	5,229
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,495	2,042	5,210
Net income/(loss) attributable to noncontrolling interests	(600)	901	802
Net income attributable to shareholders	2,095	1,141	4,408
of which from continuing operations	2,095	1,141	4,427
of which from discontinued operations	0	0	(19)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	81	161	209
Interest expense	(79)	(153)	(203)
Net interest income	2	8	6
Commissions and fees	(12)	9	9
Trading revenues	1	1	0
Other revenues	1,319	1,888	4,982
Net revenues	1,310	1,906	4,997
Provision for credit losses	0	0	0
Compensation and benefits	56	80	90
General and administrative expenses	(101)	(135)	(196)
Commission expenses	1	1	3
Total other operating expenses	(100)	(134)	(193)
Total operating expenses	(44)	(54)	(103)
Income from continuing operations before taxes	1,354	1,960	5,100
Income tax expense	5	7	2
Income from continuing operations	1,349	1,953	5,098
Income/(loss) from discontinued operations, net of tax			0
Net income	1,349	1,953	5,098
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations			5,098
of which from discontinued operations			0
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	465	404	339
Interest expense	(134)	7	6
Net interest income	331	411	345
Commissions and fees	187	269	250
Trading revenues	(134)	279	124
Other revenues	(1,261)	(1,827)	(4,863)
Net revenues	(877)	(868)	(4,144)
Provision for credit losses	82	64	42
Compensation and benefits	28	(55)	(192)
General and administrative expenses	143	100	131
Commission expenses	16	23	24
Total other operating expenses	159	123	155
Total operating expenses	187	68	(37)
Income from continuing operations before taxes	(1,146)	(1,000)	(4,149)
Income tax expense	13	205	239
Income from continuing operations	(1,159)	(1,205)	(4,388)
Income/(loss) from discontinued operations, net of tax			0
Net income	(1,159)	(1,205)	(4,388)
Net income/(loss) attributable to noncontrolling interests	936	(64)	20
Net income attributable to shareholders	(2,095)	(1,141)	(4,408)
of which from continuing operations			(4,408)
of which from discontinued operations			0